Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) shares in Thousands, $ in Thousands		3 Months Ended				12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sales		$ 411,433		$ 205,334		$ 1,103,902	$ 720,246	$ 542,549
Costs applicable to sales		124,410	[1]	106,837	[1]	467,313	419,976	331,042
Costs applicable to sales - temporarily suspended operations	[2]					0	1,583	20,489
Depreciation, depletion and amortization		33,768		29,816		126,784	115,503	89,747
General and administrative		15,753		11,999		57,626	45,405	40,638
Exploration and pre-development		4,616		4,313		27,352	25,458	26,827
Provision for closed operations and environmental matters		1,297		790		7,867	6,843	7,575
Write-down of property, plant and equipment						0	14,574	0
Other operating expense (income), net		5,236		868		6,546	(47,204)	(4,461)
Care and maintenance costs		3,246		3,306		14,005	14,346	18,683
Total costs and expenses		188,326		157,929		707,493	596,484	530,540
Income from operations		223,107		47,405		396,409	123,762	12,009
Other expense:
Fair value adjustments, net		(5,945)		3,388		8,332	3,541	1,735
Foreign exchange (loss) gain, net		498		(367)		(6,019)	8,063	(4,145)
Other (expense) income, net		3,549		942		(930)	4,169	5,465
Interest expense		(5,656)		(11,392)		(40,991)	(49,331)	(43,065)
Total other expense:		(7,554)		(7,429)		(39,608)	(33,558)	(40,010)
Income (loss) before income and mining taxes		215,553		39,976		356,801	90,204	(28,001)
Income and mining tax provision		(50,900)		(14,304)		(98,742)	(39,969)	(12,246)
Net income from continuing operations		164,653		25,672		258,059	50,235	(40,247)
Income (loss) from discontinued operations, net of income and mining taxes		(183,681)		3,200		63,653	(14,433)	(43,970)
Net income		(19,028)		28,872		321,712	35,802	(84,217)
Preferred stock dividends		(132)		(138)		(552)	(552)	(552)
Net income (loss) applicable to common stockholders		(19,160)		28,734		321,160	35,250	(84,769)
Comprehensive income (loss):
Net Income (Loss)		(19,028)		28,872		321,712	35,802	(84,217)
Unrealized (loss) gain and amortization of prior service on pension plans						11,421	(8,389)	(1,157)
Unrealized (loss) gain on derivative contracts designated as hedge transactions						(4,489)	(7,714)	4,546
Total change in accumulated other comprehensive income (loss), net		(2,157)		2,434		6,932	(16,103)	3,389
Net income from continuing operations		164,653		25,672		258,059	50,235	(40,247)
Change in fair value of derivative contracts designated as hedge transactions and other		(2,157)		2,434
Comprehensive income from continuing operations		162,496		28,106		264,991	34,132	(36,858)
Comprehensive income (loss) from discontinued operations		(183,681)		3,200		63,653	(14,433)	(43,970)
Comprehensive income (loss)		$ (21,185)		$ 31,306		$ 328,644	$ 19,699	$ (80,828)
Basic:
Continuing operations		$ 0.25		$ 0.04		$ 0.39	$ 0.08	$ (0.07)
Discontinued operations		(0.28)		0.01		0.1	(0.02)	(0.07)
Diluted:
Continuing operations		0.24		0.04		0.39	0.08	(0.07)
Discontinued operations		(0.27)		0.01		0.1	(0.02)	(0.07)
Basic net income (loss) per common share after preferred dividends		(0.03)		0.05		0.49	0.06	(0.14)
Diluted net income (loss) per common share after preferred dividends		$ (0.03)		$ 0.05		$ 0.49	$ 0.06	$ (0.14)
Weighted average number of common shares outstanding - basic		670,392		632,047		651,965	620,848	605,668
Weighted average number of common shares outstanding - diluted		675,154		634,708		655,768	622,535	605,668

[1]	Excludes depreciation, depletion and amortization The accompanying notes are an integral part of the interim condensed consolidated financial statements.
[2]	Excludes depreciation, depletion and amortization